Note 45	12 Months Ended
Dec. 31, 2024
Depreciation And Amortisation Exasfpense [Abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation and amortization
The breakdown of the balance under this heading in the consolidated income statements for the years ended December 31, 2024, 2023 and 2022 is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2024	2023	2022
Tangible assets	17	972	867	818
For own use		623	547	501
Right-of-use assets		343	317	312
Investment properties and other		5	3	5
Intangible assets	18.2	561	536	510
Total		1,533	1,403	1,328